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                       J.P. MORGAN FLEMING SERIES TRUST
                              522 FIFTH AVENUE
                             NEW YORK, NY 10036


May 3, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:  J.P. Morgan Fleming Series Trust (File Nos. 811-21276 and 333-102365)

Ladies and Gentlemen:

  Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for J.P. Morgan Fleming Series Trust (the "Trust") does not differ from that contained in Post-Effective Amendment No. 4 (Amendment No. 6 under the 1940 Act) to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on April 29, 2005.

  Please call the undersigned at (212) 837-1881 with any questions you may have.



                                    Very truly yours,


                                    /s/ Stephen M. Benham
                                    --------------------------------------------
                                    Stephen M. Benham
                                    Vice President and Assistant General Counsel